[redacted]

NYSE Regulation, Inc.
20 Broad Street, 24th Floor
New York, NY 10005

13003476

NYSE REGULATION

September 23, 2013

Received
SEP 23 2013
Washington, DC 20549

001-36081

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

This is to certify that on September 23, 2013 the NYSE MKT LLC (the "Exchange") received from NanoViricides, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.